LOSS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Profit or loss [abstract]
SCHEDULE OF LOSS PER SHARE

	Six month period ended
	June 30, 2026	June 30, 2025
Net loss attributable to the owners of the Company	$(44,348)	$(23,638)

Basic and diluted loss per share	(152)	(4,065	)*

Weighted average number of ordinary shares used in calculating basic and diluted loss per share **	292,695	6

* in thousands

**	The share and per share information in these financial statements reflects the 1-for-28.5, 1-for-4.1 1-for-7, 1-for-10.89958, 1-for-8, 1:4.8828125, 1-for-20 and 1-for-2.285 reverse share splits that became effective on January 15, 2025, June 16, 2025, August 7, 2025, October 23, 2025, November 18, 2025, February 17, 2026, May 11, 2026 and June 1, 2026, respectively, of the Company’s issued and outstanding Ordinary Shares. See also Note 1.D- to 1.K